Equity and Partners' Capital - Partnership Interests Table (Details) - Western Gas Partners, LP [Member] - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Change In Units [Roll Forward]
Balance	168,429,056	167,535,992
Units issued	1,128,782	885,760
Conversion of Series A Preferred units		0
Long-Term Incentive Plan award vestings	7,180	7,304
Balance	169,565,018	168,429,056
Common Units [Member]
Change In Units [Roll Forward]
Balance	152,602,105	130,671,970
Conversion of Series A Preferred units		21,922,831
Long-Term Incentive Plan award vestings	7,180	7,304
Balance	152,609,285	152,602,105
Class C Units [Member]
Change In Units [Roll Forward]
Balance	13,243,883	12,358,123
Units issued	1,128,782	885,760
Balance	14,372,665	13,243,883
Series A Preferred Units [Member]
Change In Units [Roll Forward]
Balance	0	21,922,831
Conversion of Series A Preferred units		(21,922,831)
Balance	0	0
General Partner [Member]
Change In Units [Roll Forward]
Balance	2,583,068	2,583,068
Balance	2,583,068	2,583,068